                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     [ ] Pre-Effective Amendment No. [____]

            [X] Post-Effective Amendment No. 1 (File No. 333-157557)

                        (Check Appropriate Box or Boxes)

                      Seligman Municipal Fund Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

        Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 on or about April 14, 2009.

Part B.

        Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 on or about April 14, 2009.

PART C. OTHER INFORMATION

Item 15. Indemnification

        Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed to Registrant's Post-Effective Amendment No. 30 to the Registration Statement and Article X of Registrant's Amended and Restated By-laws filed to Post-Effective Amendment No. 43 filed on January 30, 2006.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles Supplementary abolishing Class D shares dated May 16, 2008. (Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed on January 28, 2009.)

(1)(b) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(1)(c) Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(2) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed on January 30, 2006.)

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5) Copy of Specimen Certificate of Capital Stock for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on January 27, 1998.)

(6) Management Agreement between Registrant and RiverSource Investments, LLC. (Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed on January 28, 2009.)

(7)(a) Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on January 28, 2003.)

(7)(b) Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28, 1999.)

(7)(c) Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28, 1999.)

(7)(d) Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(7)(e) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(7)(f) Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(8) Deferred Compensation Plan for Directors/Trustees of the RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(9)(a) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company on April 28, 2000). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(9)(b) Form of Amendment to Custody Agreement dated April 1, 2001 between the Registrant and State Street Bank and Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed on January 28, 2009.)

(10)(a) Form of Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on January 28, 2003.)

(10)(b) Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28, 1999.)

(10)(c) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(d) Form of Selected Dealer Agreement between Merrill Lynch and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(e) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811- 21365) filed on December 29, 2006.)

(10)(f) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(g) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(h) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(i) Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed on January 29, 2005.)

(10)(j) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Data Corp.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(k) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(l) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(10)(m) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(n) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(o) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(p) Form of Plan of Multiple Classes of Shares (Two Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 48 filed on January 28, 2009.)

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about April 14, 2009 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(12)(a) Tax Opinion for the Reorganization of Seligman Colorado Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(a).

(12)(b) Tax Opinion for the Reorganization of Seligman Florida Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(b).

(12)(c) Tax Opinion for the Reorganization of Seligman Georgia Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(c).

(12)(d) Tax Opinion for the Reorganization of Seligman Louisiana Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(d).

(12)(e) Tax Opinion for the Reorganization of Seligman Maryland Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(e).

(12)(f) Tax Opinion for the Reorganization of Seligman Massachusetts Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(f).

(12)(g) Tax Opinion for the Reorganization of Seligman Michigan Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(g).

(12)(h) Tax Opinion for the Reorganization of Seligman Missouri Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(h).

(12)(i) Tax Opinion for the Reorganization of Seligman New Jersey Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(i).

(12)(j) Tax Opinion for the Reorganization of Seligman North Carolina Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(j).

(12)(k) Tax Opinion for the Reorganization of Seligman Ohio Fund into Seligman National Fund is filed electronically herewith as Exhibit (12)(k).

(12)(l) Tax Opinion for the Reorganization of Seligman Oregon Fund into Seligman National Fund is filed electronically herewith as Exhibit (12)(l).

(12)(m) Tax Opinion for the Reorganization of Seligman Pennsylvania Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(m).

(12)(n) Tax Opinion for the Reorganization of Seligman South Carolina Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(n).

(13)(a) Form of Administrative Services Agreement dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(13)(b) Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 (for Seligman Municipal Fund Series, Inc. on behalf of Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman National Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina Fund), filed electronically on or about April 14, 2009 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 (for Seligman Municipal Series Trust on behalf of Seligman Florida Fund and Seligman North Carolina Fund), filed electronically on or about April 14, 2009 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(14)(c) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 (for Seligman New Jersey Municipal Fund, Inc.), filed electronically on or about April 14, 2009 as

        Exhibit (14)(c) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(14)(d) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 (for Seligman Pennsylvania Municipal
        Fund), filed electronically on or about April 14, 2009 as Exhibit
        (14)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(15)    Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157557 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(d) Prospectus, dated Feb. 2, 2009, for Seligman Municipal Funds (for Buying Fund and Selling Funds) filed electronically on or about April 14, 2009 as Exhibit (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(e) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Fund Series, Inc. (on behalf of the Buying Fund, Seligman National Fund, and the following Selling Funds: Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina Fund) filed electronically on or about April 14, 2009 as Exhibit (17)(e) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(f) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Series Trust (on behalf of the following Selling Fund:
        Seligman Florida Municipal Series) filed electronically on or about April 14, 2009 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(g) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Series Trust (on behalf of the following Selling Fund:
        Seligman North Carolina Municipal Series) filed electronically on or about April 14, 2009 as Exhibit (17)(g) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(h) Statement of Additional Information, dated Feb. 2, 2009, for Seligman New Jersey Municipal Fund, Inc. (Selling Fund) filed electronically on or about April 14, 2009 as Exhibit (17)(h) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(i) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Pennsylvania Municipal Fund Series (Selling Fund) filed electronically on or about April 14, 2009 as Exhibit (17)(i) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(j) Annual Report for the period ended Sept. 30, 2008 for Seligman Municipal Fund Series, Inc. (on behalf of the Buying Fund, Seligman National Fund, and the following Selling Funds: Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina
        Fund) filed electronically on or about April 14, 2009 as Exhibit (17)(j) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(k) Annual Report for the period ended Sept. 30, 2008 for Seligman Municipal Funds (on behalf of the following Selling Funds: Seligman Florida Fund, Seligman North Carolina Fund, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series) filed electronically on or about April 14, 2009 as Exhibit (17)(k) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(l) Supplement, dated April 3, 2009, to the Prospectus, dated Feb. 2, 2009, for the Seligman Municipal Funds filed electronically on or about April 14, 2009 as Exhibit (17)(l) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(m) Supplement, dated April 8, 2009, to the Prospectus, dated Feb. 2, 2009, for the Seligman Municipal Funds filed electronically on or about April 14, 2009 as Exhibit (17)(m) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(n) Supplement, dated April 8, 2009, to the Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Fund Series, Inc., filed electronically on or about April 14, 2009 as Exhibit (17)(n) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

(17)(o) Supplement, dated April 8, 2009, to the Statements of Additional Information, dated Feb. 2, 2009, for Seligman Florida Municipal Series (a series of Seligman Municipal Series Trust), Seligman North Carolina Municipal Series (a series of Seligman Municipal Series Trust), Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series, filed electronically on or about April 14, 2009 as Exhibit
        (17)(o) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157557 is incorporated by reference.

Item 17. Undertakings.

        None.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Seligman Municipal Fund Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 23rd day of September, 2009.

SELIGMAN MUNICIPAL FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of September, 2009.

              Signature                      Capacity
              ---------                 ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

              Signature                      Capacity
              ---------                 ------------------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157557, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(12)(a) Tax Opinion for the Reorganization of Seligman Colorado Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(a).

(12)(b) Tax Opinion for the Reorganization of Seligman Florida Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(b).

(12)(c) Tax Opinion for the Reorganization of Seligman Georgia Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(c).

(12)(d) Tax Opinion for the Reorganization of Seligman Louisiana Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(d).

(12)(e) Tax Opinion for the Reorganization of Seligman Maryland Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(e).

(12)(f) Tax Opinion for the Reorganization of Seligman Massachusetts Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(f).

(12)(g) Tax Opinion for the Reorganization of Seligman Michigan Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(g).

(12)(h) Tax Opinion for the Reorganization of Seligman Missouri Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(h).

(12)(i) Tax Opinion for the Reorganization of Seligman New Jersey Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(i).

(12)(j) Tax Opinion for the Reorganization of Seligman North Carolina Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(j).

(12)(k) Tax Opinion for the Reorganization of Seligman Ohio Fund into Seligman National Fund is filed electronically herewith as Exhibit (12)(k).

(12)(l) Tax Opinion for the Reorganization of Seligman Oregon Fund into Seligman National Fund is filed electronically herewith as Exhibit (12)(l).

(12)(m) Tax Opinion for the Reorganization of Seligman Pennsylvania Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(m).

(12)(n) Tax Opinion for the Reorganization of Seligman South Carolina Fund into Seligman National Fund is filed electronically herewith as Exhibit
        (12)(n).